U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
             ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.   Name and address of issuer

     First Trust Exchange-Traded Fund II
     120 East Liberty Drive, Suite 400
     Wheaton, IL 60187


2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

     First Trust STOXX(R) European Select Dividend Index Fund
     First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund First Trust Dow Jones Global Select Dividend Index Fund
     First Trust ISE Global Wind Energy Index Fund
     First Trust ISE Global Engineering and Construction Index Fund
     First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund First Trust ISE Global Copper Index Fund
     First Trust ISE Global Platinum Index Fund
     First Trust BICK Index Fund

3.   Investment Company Act File Number: 811-21944

     Securities Act File Number:  333-143964

4.   (a) Last day of fiscal year for which this Form is filed: 09/30/10

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)      Aggregate sale price of securities sold during the
              fiscal year pursuant to section 24(f):                $183,048,675

     (ii)     Aggregate price of securities redeemed or
              repurchased during the fiscal year:                    $76,037,273

     (iii)    Aggregate price of securities redeemed or
              repurchased  during any PRIOR fiscal year
              ending no earlier than October 11, 1995 that
              were not previously used to reduce registration
              fees payable to the Commission:                                 $0

     (iv)     Total available redemption credits [add items
              5(ii) and 5(iii)]:                                     $76,037,273

     (v)      Net sales -- if item 5(i) is greater than Item
              5(iv) [subtract Item 5(iv) from Item 5(I)]:           $107,011,402

     (vi)     Redemption credits available for use in future
              years -- if Item 5(i) is less than Item 5(iv)
              [subtract Item 5(iv) from Item 5(i)]:                           $0

     (vii)    Multiplier for determining registration fee (See
              Instruction C.9):                                     x  0.0000713

     (viii)   Registration fee due [multiply Item 5(v) by Item
              5(vii)] (enter "0" if no fee is due):                 = $ 7,629.91

6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: $0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [Item 5(viii) plus Item 7]:
     = $7,629.91

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                December 20, 2010
                                 CIK: 0001364608


     Method of Delivery:

                             [X] Wire Transfer
                             [ ] Mail or other means



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                                   SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:

         /s/  James A. Bowen
         -----------------------------------
         James A. Bowen
         Chairman of the Board, President and Chief Executive Officer



By:

         /s/  Mark R. Bradley
         -----------------------------------
         Mark R. Bradley
         Treasurer, Chief Financial Officer and
         Chief Accounting Officer


Date:  December 20, 2010

*Please print the name and title of the signing officer below the signature.